UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2018

WESTERN ASSET

NEW YORK MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks as high a level of income exempt from regular federal income tax and New York state and New York City personal income taxes* as is consistent with prudent investing.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset New York Municipals Fund for the six-month reporting period ended September 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2018

II	Western Asset New York Municipals Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended September 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.2%. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Finally, the U.S. Department of Commerce’s initial reading for third quarter 2018 GDP growth — released after the reporting period ended — was 3.5%. The deceleration in GDP growth in the third quarter of 2018 reflected a downturn in exports and a deceleration in nonresidential fixed investment. Imports increased in the third quarter after decreasing in the second. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on September 30, 2018, the unemployment rate was 3.7%, versus 3.9% when the period began. September 2018’s reading was the lowest unemployment rate since 1969. However, the percentage of longer-term unemployed rose during the reporting period. In September 2018, 22.9% of Americans looking for a job had been out of work for more than six months, versus 20.0% when the period began.

Western Asset New York Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended September 30, 2018. The yield for the two-year Treasury note began the reporting period at 2.27% and ended the period at 2.81%. The low for the period of 2.25% took place on April 2, 2018 and the peak for the period of 2.83% occurred from September 24 to September 27, 2018. The yield for the ten-year Treasury began the reporting period at 2.74% and ended the period at 3.05%. The low for the period of 2.73% took place on April 2, 2018 and the high for the period of 3.11% took place on May 17, 2018.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended September 30, 2018, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 0.72% and -0.14%, respectively. Both municipal and taxable bonds were negatively impacted by the rising interest rate environment. The municipal market’s relative outperformance was partially due to overall solid fundamentals and periods of positive investor demand.

Performance review

For the six months ended September 30, 2018, Class A shares of Western Asset New York Municipals Fund, excluding sales charges, returned 0.82%. The Fund’s unmanaged benchmark, the Bloomberg Barclays New York Municipal Bond Indexvi, returned 0.53% for the same period. The Lipper New York Municipal Debt Funds Category Average1 returned 0.75% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 91 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset New York Municipals Fund

any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset New York Municipals Fund:
Class A	0.82%
Class C	0.46%
Class I	0.90%
Bloomberg Barclays New York Municipal Bond Index	0.53%
Lipper New York Municipal Debt Funds Category Average	0.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2018 for Class A, Class C and Class I shares were 2.02%, 1.55% and 2.27%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.25%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.75%, 1.31% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset New York Municipals Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2018

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays New York Municipal Bond Index is a market value weighted index of New York investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

VI	Western Asset New York Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2018 and March 31, 2018 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2018 and held for the six months ended September 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.82%	$1,000.00	$1,008.20	0.77%	$3.88	Class A	5.00%	$1,000.00	$1,021.21	0.77%	$3.90
Class C	0.46	1,000.00	1,004.60	1.33	6.68	Class C	5.00	1,000.00	1,018.40	1.33	6.73
Class I	0.90	1,000.00	1,009.00	0.60	3.02	Class I	5.00	1,000.00	1,022.06	0.60	3.04

2	Western Asset New York Municipals Fund 2018 Semi-Annual Report

[1]	For the six months ended September 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — September 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays New York Municipal Bond Index
WA NY Muni	— Western Asset New York Municipals Fund

4	Western Asset New York Municipals Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — September 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays New York Municipal Bond Index
WA NY Muni	— Western Asset New York Municipals Fund

Western Asset New York Municipals Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

September 30, 2018

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Education — 7.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,184,718
Tapestry Charter School Project	5.000%	8/1/37	500,000	526,215
Tapestry Charter School Project	5.000%	8/1/47	2,040,000	2,124,538
Build NYC Resource Corp., NY, Revenue, Manhattan College Project	5.000%	8/1/47	1,500,000	1,649,235
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/19	1,000,000	1,000,650
Hempstead Town, NY, Local Development Corp. Revenue:
College & University Revenue	5.000%	7/1/42	1,100,000	1,219,845
College & University Revenue	5.000%	7/1/47	4,000,000	4,426,280
Madison County, NY, Capital Resource Corp. Revenue, Colgate University	5.000%	7/1/40	4,000,000	4,413,200
New York State Dormitory Authority Revenue:
New York University, NATL	5.750%	7/1/27	6,300,000	7,391,160
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,788,867
Non-State Supported Debt, New York University	5.000%	7/1/43	2,700,000	3,037,419
Non-State Supported Debt, Pratt Institute	5.000%	7/1/39	1,000,000	1,085,560
Non-State Supported Debt, Pratt Institute	5.000%	7/1/44	1,000,000	1,080,130
Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,457,632
Non-State Supported Debt, State University Dormitory	5.000%	7/1/37	1,000,000	1,114,190
Non-State Supported Debt, State University Dormitory	5.000%	7/1/45	3,500,000	3,874,955
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	657,936
Total Education				41,032,530
Health Care — 7.1%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	680,000	724,234
Monroe County, NY, Industrial Development Corp., Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	9,000,000	9,662,310
Nassau County Industrial Development Agency, Amsterdam At Harborside, Series C	2.000%	1/1/49	1,880,919	319,756
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/31	2,000,000	2,144,360
Winthrop University Hospital Association Project	5.000%	7/1/32	1,750,000	1,855,245
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	15,526,050

See Notes to Financial Statements.

6	Western Asset New York Municipals Fund 2018 Semi-Annual Report

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center	5.000%	7/1/31	$2,000,000	$2,320,680
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,234,100
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,055,680
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	205,006
Total Health Care				41,047,421
Housing — 2.7%
New York City, NY, HDC, MFH Revenue:
Seaview Towers, LOC - FNMA	5.150%	11/1/45	1,630,000	1,641,622
Seaview Towers, LOC - FNMA	4.600%	7/15/26	6,190,000	6,196,747	(a)
New York State Housing Finance Agency Revenue:
Affordable Housing	4.800%	11/1/34	4,450,000	4,505,358
Affordable Housing	4.750%	11/1/36	1,000,000	1,018,880
Affordable Housing, Series A	5.250%	11/1/41	1,000,000	1,015,440
Westchester County, NA, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,086,290
Total Housing				15,464,337
Industrial Revenue — 17.5%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	5.000%	1/1/35	1,400,000	1,488,564	(a)(b)
Glen Cove Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	1,500,000	1,543,800
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	31,258,000
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,520,000	1,581,621	(b)
4 World Trade Center LLC Project	5.000%	11/15/44	3,000,000	3,205,950
4 World Trade Center LLC Project	5.750%	11/15/51	7,000,000	7,698,320
Second Priority, Bank of America Tower	5.125%	1/15/44	21,000,000	21,719,670
New York Transportation Development Corp., Refunding, American Airlines Inc.	5.000%	8/1/26	7,500,000	7,849,800	(a)
Niagara Area Development Corp.	4.750%	11/1/42	3,500,000	3,502,695	(a)(b)
Port Authority of New York & New Jersey Revenue, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	21,641,000
Total Industrial Revenue				101,489,420

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Leasing — 5.4%
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2009	5.250%	1/15/39	$27,000,000	$27,244,890
Fiscal 2015	5.000%	7/15/43	2,500,000	2,734,925
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	1,300,000	1,345,916
Total Leasing				31,325,731
Other — 1.9%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/40	1,000,000	1,078,410
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/43	9,000,000	10,141,830
Total Other				11,220,240
Power — 2.1%
Long Island, NY, Power Authority Revenue	5.000%	9/1/46	7,000,000	7,725,200
Main Street Natural Gas Inc., GA, Gas Project Revenue, Subordinated Series E, (SIFMA Municipal Swap Index Yield + 0.570%)	2.130%	12/1/23	4,750,000	4,742,923	(c)(d)
Total Power				12,468,123
Pre-Refunded/Escrowed to Maturity — 14.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,000,000	21,115,200	(e)
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	10,238,400	(e)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, New School University	5.500%	7/1/40	24,000,000	25,460,160	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	7,000,000	7,138,740	(e)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	13,276,380	(e)
Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,277,520	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue:
Prerefunded 2014-Series A	5.000%	2/15/39	10,000	10,119	(e)
Prerefunded Series A	5.000%	2/15/39	5,000	5,060	(e)
Total Pre-Refunded/Escrowed to Maturity				81,521,579
Special Tax Obligation — 16.9%
Hudson Yards Infrastructure Corp. Revenue, NY	5.000%	2/15/42	9,000,000	10,054,800
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/38	25,000,000	25,398,250
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,546,500

See Notes to Financial Statements.

8	Western Asset New York Municipals Fund 2018 Semi-Annual Report

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	$2,610,000	$1,262,196
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,373,040
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/39	5,825,000	2,421,336
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/40	7,000,000	2,767,240
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/42	10,815,000	3,894,265
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3 Bonds	5.000%	2/15/43	7,500,000	8,411,925
General Purpose Bonds	5.000%	12/15/26	13,700,000	15,132,746
Unrefunded Series A	5.000%	2/15/39	935,000	944,472
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/42	10,000,000	11,225,900
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.250%	10/1/29	8,500,000	8,234,375
Matching Fund Loan	6.625%	10/1/29	800,000	808,800
Matching Fund Loan	6.750%	10/1/37	2,500,000	2,527,500
Matching Fund Loan	6.000%	10/1/39	1,750,000	1,752,187
Total Special Tax Obligation				97,755,532
Transportation — 16.8%
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	2,500,000	2,646,225
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	10,000,000	11,218,100
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.250%	1/1/56	5,000,000	5,552,150
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., John F. Kennedy International Airport Project	5.000%	1/1/34	4,000,000	4,397,280	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	8,500,000	8,967,755	(a)
New York Transportation Development Corp., Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/31	2,500,000	2,781,400	(a)
Port Authority of New York & New Jersey Revenue:
Condsolidated One Hundred Ninety third	5.000%	1/15/41	9,500,000	10,048,150
Refunded AMT 193rd Series	5.000%	10/15/32	9,220,000	10,209,122	(a)
Refunded AMT 193rd Series	5.000%	10/15/33	10,530,000	11,624,804	(a)
Refunded AMT 193rd Series	5.000%	10/15/35	6,665,000	7,314,171	(a)
Refunded Consolidated Series 189	5.000%	5/1/45	5,000,000	5,536,350
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	5,000,000	5,664,500

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Triborough Bridge & Tunnel Authority, NY, Revenue, CAB	0.000%	11/15/29	$16,235,000	$11,026,000
Total Transportation				96,986,007
Water & Sewer — 6.6%
Buffalo, NY, Municipal Water Finance Authority Revenue:
Water Revenue	5.000%	7/1/28	1,000,000	1,130,430
Water Revenue	5.000%	7/1/29	250,000	281,625
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Water Revenue	5.000%	6/15/39	7,000,000	7,137,690
Water Revenue	5.000%	6/15/40	13,000,000	14,752,140
Water Revenue	5.000%	6/15/46	5,500,000	6,157,855
Water Revenue	5.000%	6/15/47	5,000,000	5,591,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Second Lien, Series A	5.250%	7/1/42	555,000	522,394
Western Nassau County, NY, Water Authority Revenue:
Water Revenue	5.000%	4/1/40	1,040,000	1,138,810
Water Revenue	5.000%	4/1/45	1,250,000	1,361,913
Total Water & Sewer				38,073,857
Total Investments before Short-Term Investments (Cost — $548,437,002)				568,384,777
Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
Housing — 0.8%
New York State Housing Finance Agency, LOC - Landesbank Hessen (Cost — $4,300,000)	1.630%	11/1/38	4,300,000	4,300,000	(f)(g)
Total Investments — 99.0% (Cost — $552,737,002)				572,684,777
Other Assets in Excess of Liabilities — 1.0%				5,880,184
Total Net Assets — 100.0%				$578,564,961

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Financial Statements.

10	Western Asset New York Municipals Fund 2018 Semi-Annual Report

Western Asset New York Municipals Fund

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
FHA	— Federal Housing Administration — Insured Bonds
FNMA	— Federal National Mortgage Association
HDC	— Housing Development Corporation
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	10.9%
AA/Aa	45.2
A	29.4
BBB/Baa	7.8
BB/Ba	1.8
B/B	0.8
CCC/Caa	2.3
CC/Ca	0.1
A-1/VMIG 1	0.8
NR***	0.9
100.0%

*	As a percentage of total investments.

**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

September 30, 2018

Assets:
Investments, at value (Cost — $552,737,002)	$572,684,777
Interest receivable	7,869,179
Receivable for securities sold	7,726,699
Receivable for Fund shares sold	276,254
Prepaid expenses	44,864
Total Assets	588,601,773

Liabilities:
Due to custodian	7,247,846
Payable for Fund shares repurchased	1,617,424
Payable for securities purchased	528,922
Investment management fee payable	238,254
Distributions payable	159,864
Service and/or distribution fees payable	88,756
Trustees’ fees payable	2,722
Accrued expenses	153,024
Total Liabilities	10,036,812
Total Net Assets	$578,564,961

Net Assets:
Par value (Note 7)	$453
Paid-in capital in excess of par value	588,657,548
Undistributed net investment income	1,798,977
Accumulated net realized loss on investments and futures contracts	(31,839,792)
Net unrealized appreciation on investments	19,947,775
Total Net Assets	$578,564,961

See Notes to Financial Statements.

12	Western Asset New York Municipals Fund 2018 Semi-Annual Report

Net Assets:
Class A	$421,234,865
Class C	$62,014,884
Class I	$95,315,212

Shares Outstanding:
Class A	32,947,382
Class C	4,854,493
Class I	7,460,586

Net Asset Value:
Class A (and redemption price)	$12.79
Class C*	$12.77
Class I (and redemption price)	$12.78
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.36

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended September 30, 2018

Investment Income:
Interest	$12,878,454

Expenses:
Investment management fee (Note 2)	1,482,124
Service and/or distribution fees (Notes 2 and 5)	555,196
Transfer agent fees (Note 5)	189,235
Registration fees	43,751
Fund accounting fees	33,970
Legal fees	30,936
Audit and tax fees	17,860
Shareholder reports	14,002
Trustees’ fees	7,984
Insurance	4,590
Commitment fees (Note 8)	3,317
Custody fees	1,051
Interest expense	87
Miscellaneous expenses	8,536
Total Expenses	2,392,639
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(14,379)
Net Expenses	2,378,260
Net Investment Income	10,500,194

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	26,830
Futures contracts	46,256
Net Realized Gain	73,086
Change in Net Unrealized Appreciation (Depreciation) From Investments	(5,943,007)
Net Loss on Investments and Futures Contracts	(5,869,921)
Increase in Net Assets From Operations	$4,630,273

See Notes to Financial Statements.

14	Western Asset New York Municipals Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2018 (unaudited) and the Year Ended March 31, 2018	September 30	March 31

Operations:
Net investment income	$10,500,194	$23,347,570
Net realized gain	73,086	1,481,275
Change in net unrealized appreciation (depreciation)	(5,943,007)	(9,889,170)
Increase in Net Assets From Operations	4,630,273	14,939,675

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(10,256,732)	(23,249,176)
Decrease in Net Assets From Distributions to Shareholders	(10,256,732)	(23,249,176)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	30,872,182	70,287,796
Reinvestment of distributions	9,169,359	20,637,756
Cost of shares repurchased	(56,814,704)	(168,284,683)
Decrease in Net Assets From Fund Share Transactions	(16,773,163)	(77,359,131)
Decrease in Net Assets	(22,399,622)	(85,668,632)

Net Assets:
Beginning of period	600,964,583	686,633,215
End of period*	$578,564,961	$600,964,583
*Includesundistributed net investment income of:	$1,798,977	$1,555,515

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.91	$13.09	$13.72	$13.77	$13.28	$14.24

Income (loss) from operations:
Net investment income	0.23	0.47	0.47	0.50	0.51	0.55
Net realized and unrealized gain (loss)	(0.12)	(0.18)	(0.62)	(0.06)	0.49	(0.97)
Total income (loss) from operations	0.11	0.29	(0.15)	0.44	1.00	(0.42)

Less distributions from:
Net investment income	(0.23)	(0.47)	(0.48)	(0.49)	(0.51)	(0.54)
Total distributions	(0.23)	(0.47)	(0.48)	(0.49)	(0.51)	(0.54)

Net asset value, end of period	$12.79	$12.91	$13.09	$13.72	$13.77	$13.28
Total return[3]	0.82%	2.21%	(1.16)%	3.31%	7.63%	(2.90)%

Net assets, end of period (millions)	$421	$432	$482	$555	$545	$544

Ratios to average net assets:
Gross expenses	0.77%[4]	0.75%	0.73%	0.73%	0.73%	0.73%
Net expenses	0.77 [4,5]	0.75 [5]	0.73 [5]	0.73	0.73	0.73
Net investment income	3.58 [4]	3.58	3.46	3.64	3.77	4.05

Portfolio turnover rate	7%	14%	21%	7%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Western Asset New York Municipals Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.90	$13.08	$13.70	$13.75	$13.27	$14.23

Income (loss) from operations:
Net investment income	0.19	0.40	0.39	0.42	0.44	0.47
Net realized and unrealized gain (loss)	(0.13)	(0.19)	(0.61)	(0.06)	0.47	(0.97)
Total income (loss) from operations	0.06	0.21	(0.22)	0.36	0.91	(0.50)

Less distributions from:
Net investment income	(0.19)	(0.39)	(0.40)	(0.41)	(0.43)	(0.46)
Total distributions	(0.19)	(0.39)	(0.40)	(0.41)	(0.43)	(0.46)

Net asset value, end of period	$12.77	$12.90	$13.08	$13.70	$13.75	$13.27
Total return[3]	0.46%	1.63%	(1.66)%	2.72%	6.94%	(3.46)%

Net assets, end of period (000s)	$62,015	$70,482	$87,305	$97,101	$91,339	$92,902

Ratios to average net assets:
Gross expenses	1.33%[4]	1.31%	1.31%	1.30%	1.30%	1.30%
Net expenses	1.33 [4,5]	1.31 [5]	1.31	1.30	1.30	1.30
Net investment income	3.01 [4]	3.02	2.88	3.06	3.19	3.48

Portfolio turnover rate	7%	14%	21%	7%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.90	$13.08	$13.71	$13.76	$13.27	$14.23

Income (loss) from operations:
Net investment income	0.24	0.49	0.49	0.51	0.53	0.56
Net realized and unrealized gain (loss)	(0.12)	(0.18)	(0.62)	(0.05)	0.49	(0.96)
Total income (loss) from operations	0.12	0.31	(0.13)	0.46	1.02	(0.40)

Less distributions from:
Net investment income	(0.24)	(0.49)	(0.50)	(0.51)	(0.53)	(0.56)
Total distributions	(0.24)	(0.49)	(0.50)	(0.51)	(0.53)	(0.56)

Net asset value, end of period	$12.78	$12.90	$13.08	$13.71	$13.76	$13.27
Total return[3]	0.90%	2.36%	(1.04)%	3.44%	7.77%	(2.78)%

Net assets, end of period (000s)	$95,315	$98,547	$116,932	$115,136	$92,658	$75,819

Ratios to average net assets:
Gross expenses	0.63%[4]	0.62%	0.64%	0.62%	0.62%	0.66%
Net expenses[5,6]	0.60 [4]	0.60	0.60	0.60	0.60	0.60
Net investment income	3.74 [4]	3.73	3.59	3.76	3.89	4.19

Portfolio turnover rate	7%	14%	21%	7%	3%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	Western Asset New York Municipals Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Western Asset New York Municipals Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$568,384,777	—	$568,384,777
Short-term investments†	—	4,300,000	—	4,300,000
Total investments	—	$572,684,777	—	$572,684,777

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

Western Asset New York Municipals Fund 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of September 30, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

22	Western Asset New York Municipals Fund 2018 Semi-Annual Report

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended September 30, 2018, fees waived and/or expenses reimbursed amounted to $14,379.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$13,349	—
CDSCs	—	$919

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or

24	Western Asset New York Municipals Fund 2018 Semi-Annual Report

subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2018, such purchase and sale transactions (excluding accrued interest) were $34,000,000 and $31,815,000, respectively.

3. Investments

During the six months ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$41,441,673
Sales	56,899,150

At September 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$552,737,002	$26,158,383	$(6,210,608)	$19,947,775

4. Derivative instruments and hedging activities

At September 30, 2018, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2018. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$46,256

During the six months ended September 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$43,528

†	At September 30, 2018, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended September 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$322,079	†	$128,806
Class C	233,117	†	24,753
Class I	—		35,676
Total	$555,196		$189,235

†

Amounts shown are exclusive of expense reimbursements. For the six months ended September 30, 2018, the service and/or distribution fees reimbursed amounted to $20 and $95 for Class A and Class C shares, respectively.

For the six months ended September 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$20
Class C	95
Class I	14,264
Total	$14,379

6. Distributions to shareholders by class

	Six Months Ended September 30, 2018	Year Ended March 31, 2018
Net Investment Income:
Class A	$7,491,637	$16,637,862
Class C	1,029,476	2,431,854
Class I	1,735,619	4,179,460
Total	$10,256,732	$23,249,176

7. Shares of beneficial interest

At September 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,260,526	$16,262,232	2,785,127	$36,622,164
Shares issued on reinvestment	539,153	6,950,634	1,173,920	15,404,544
Shares repurchased	(2,303,012)	(29,676,819)	(7,328,603)	(96,149,325)
Net decrease	(503,333)	$(6,463,953)	(3,369,556)	$(44,122,617)

26	Western Asset New York Municipals Fund 2018 Semi-Annual Report

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class C
Shares sold	59,154	$763,018	337,436	$4,431,897
Shares issued on reinvestment	60,750	782,493	147,314	1,931,869
Shares repurchased	(733,164)	(9,437,326)	(1,700,968)	(22,304,172)
Net decrease	(613,260)	$(7,891,815)	(1,216,218)	$(15,940,406)

Class I
Shares sold	1,075,039	$13,846,932	2,226,930	$29,233,735
Shares issued on reinvestment	111,482	1,436,232	251,739	3,301,343
Shares repurchased	(1,375,232)	(17,700,559)	(3,803,358)	(49,831,186)
Net decrease	(188,711)	$(2,417,395)	(1,324,689)	$(17,296,108)

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the year ended September 30, 2018, the Fund incurred a commitment fee in the amount of $3,317. The Fund did not utilize the Redemption Facility during the year ended September 30, 2018.

9. Capital loss carryforward

As of March 31, 2018, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
3/31/2019	$(3,759,820)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $28,846,452, which have no expiration date, must be used first to offset any such gains.

Western Asset New York Municipals Fund 2018 Semi-Annual Report	27

Western Asset

New York Municipals Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective June 11, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset New York Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset New York Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD03481 11/18 SR18-3461

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018